Note Commitments and Contingencies (Financial instruments with off-Balance Sheet credit risk) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Commitments To Extend Credit | Credit card
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	$ 4,468,481	$ 4,303,256
Commitments To Extend Credit | Commercial and construction lines of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	2,751,390	3,011,673
Commitments To Extend Credit | Other consumer unused credit commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	254,491	250,029
Commercial Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	2,695	2,116
Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	26,479	33,633
Commitments to originate or fund mortgage loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	$ 22,629	$ 15,297